AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks
Aerospace & Defense — 2.8%
Curtiss-Wright Corp.	16,700	$1,557,442
General Dynamics Corp.	58,000	8,028,940
Hexcel Corp.	65,300	2,190,815
Huntington Ingalls Industries, Inc.	17,900	2,519,425
Moog, Inc. (Class A Stock)	26,400	1,677,192
Textron, Inc.	68,000	2,454,120
		18,427,934
Airlines — 0.8%
Alaska Air Group, Inc.	36,500	1,336,995
JetBlue Airways Corp.*	168,300	1,906,839
United Airlines Holdings, Inc.*	61,200	2,126,700
		5,370,534
Auto Components — 1.9%
Aptiv PLC	88,100	8,077,008
BorgWarner, Inc.	43,500	1,685,190
Goodyear Tire & Rubber Co. (The)	142,800	1,095,276
Lear Corp.	11,800	1,286,790
		12,144,264
Automobiles — 0.2%
Harley-Davidson, Inc.	54,400	1,334,976
Banks — 5.5%
Associated Banc-Corp.	143,990	1,817,154
BankUnited, Inc.	234,900	5,146,659
CIT Group, Inc.	51,200	906,752
Citizens Financial Group, Inc.	148,800	3,761,664
Comerica, Inc.	95,800	3,664,350
Fifth Third Bancorp	206,500	4,402,580
FNB Corp.	221,800	1,503,804
KeyCorp	229,400	2,736,742
Regions Financial Corp.(a)	286,500	3,303,345
Simmons First National Corp. (Class A Stock)	84,390	1,338,003
Truist Financial Corp.	58,900	2,241,145
Veritex Holdings, Inc.	115,400	1,965,262
Zions Bancorp NA	103,400	3,021,348
		35,808,808
Beverages — 1.2%
Molson Coors Beverage Co. (Class B Stock)	240,700	8,077,892
Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	135,600	15,516,708
United Therapeutics Corp.*	16,600	1,676,600
		17,193,308
Building Products — 1.6%
Apogee Enterprises, Inc.	50,900	1,087,733
Johnson Controls International PLC	162,392	6,633,713
Owens Corning	42,800	2,945,068
		10,666,514
Capital Markets — 2.5%
Ameriprise Financial, Inc.	36,700	5,655,837
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Bank of New York Mellon Corp. (The)	65,700	$2,256,138
Prospect Capital Corp.	217,400	1,093,522
State Street Corp.	121,000	7,178,930
		16,184,427
Chemicals — 3.3%
Ashland Global Holdings, Inc.	101,300	7,184,196
Celanese Corp.	33,805	3,632,347
Eastman Chemical Co.	37,600	2,937,312
Huntsman Corp.	130,400	2,896,184
Ingevity Corp.*	33,000	1,631,520
LyondellBasell Industries NV (Class A Stock)	40,600	2,861,894
		21,143,453
Commercial Services & Supplies — 0.9%
ACCO Brands Corp.	154,200	894,360
Brink’s Co. (The)(a)	24,900	1,023,141
Interface, Inc.	120,600	738,072
KAR Auction Services, Inc.	238,000	3,427,200
		6,082,773
Communications Equipment — 1.6%
Ciena Corp.*	88,100	3,496,689
F5 Networks, Inc.*	14,400	1,767,888
Juniper Networks, Inc.	61,800	1,328,700
Motorola Solutions, Inc.	25,500	3,998,655
		10,591,932
Construction & Engineering — 0.9%
EMCOR Group, Inc.	23,300	1,577,643
MasTec, Inc.*	38,200	1,612,040
Valmont Industries, Inc.	19,400	2,409,092
		5,598,775
Consumer Finance — 0.8%
Discover Financial Services	45,300	2,617,434
Navient Corp.	140,400	1,186,380
Synchrony Financial	58,200	1,523,094
		5,326,908
Containers & Packaging — 2.3%
Berry Global Group, Inc.*	37,300	1,802,336
Greif, Inc. (Class A Stock)(a)	59,900	2,168,979
International Paper Co.	30,200	1,224,308
O-I Glass, Inc.	166,900	1,767,471
Sealed Air Corp.	70,300	2,728,343
Silgan Holdings, Inc.	76,800	2,823,936
Westrock Co.	70,100	2,435,274
		14,950,647
Distributors — 0.4%
LKQ Corp.*	92,300	2,559,479
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	44,900	1,101,846
A1

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.4%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	73,900	$897,885
Voya Financial, Inc.	33,500	1,605,655
		2,503,540
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	191,300	1,930,217
Electric Utilities — 3.2%
Edison International	37,600	1,911,584
Evergy, Inc.	181,100	9,203,502
NRG Energy, Inc.	90,700	2,788,118
OGE Energy Corp.	64,600	1,937,354
PPL Corp.	191,600	5,213,436
		21,053,994
Electrical Equipment — 0.3%
Regal Beloit Corp.	20,400	1,914,948
Electronic Equipment, Instruments & Components — 2.8%
Arrow Electronics, Inc.*	32,800	2,580,048
CDW Corp.	44,300	5,295,179
Itron, Inc.*	39,496	2,398,987
Jabil, Inc.	63,300	2,168,658
Methode Electronics, Inc.	36,000	1,026,000
Sanmina Corp.*	42,200	1,141,510
SYNNEX Corp.	15,500	2,170,930
TTM Technologies, Inc.*	106,345	1,213,397
		17,994,709
Entertainment — 1.0%
Lions Gate Entertainment Corp. (Class A Stock)*(a)	108,150	1,025,262
Lions Gate Entertainment Corp. (Class B Stock)*	630,650	5,499,268
		6,524,530
Equity Real Estate Investment Trusts (REITs) — 6.1%
Ashford Hospitality Trust, Inc.(a)	19,830	32,720
Braemar Hotels & Resorts, Inc.	25,065	62,662
Brixmor Property Group, Inc.	110,900	1,296,421
City Office REIT, Inc.	107,600	809,152
Diversified Healthcare Trust	284,784	1,002,440
Franklin Street Properties Corp.	320,400	1,172,664
Gaming & Leisure Properties, Inc.	61,390	2,267,133
Host Hotels & Resorts, Inc.	100,300	1,082,237
Industrial Logistics Properties Trust	85,100	1,861,137
Iron Mountain, Inc.(a)	110,600	2,962,974
Lexington Realty Trust	145,300	1,518,385
Office Properties Income Trust(a)	83,500	1,730,120
Omega Healthcare Investors, Inc.(a)	92,000	2,754,480
Outfront Media, Inc.	126,256	1,837,025
Paramount Group, Inc.(a)	143,900	1,018,812
Piedmont Office Realty Trust, Inc. (Class A Stock)	147,600	2,002,932
Regency Centers Corp.	126,000	4,790,520
Retail Value, Inc.	16,098	202,352
Sabra Health Care REIT, Inc.(a)	126,243	1,740,260
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Service Properties Trust	134,500	$1,069,275
SITE Centers Corp.	150,850	1,086,120
Spirit Realty Capital, Inc.(a)	35,000	1,181,250
Tanger Factory Outlet Centers, Inc.(a)	101,600	612,648
Uniti Group, Inc.	146,300	1,541,270
VEREIT, Inc.	493,900	3,210,350
Xenia Hotels & Resorts, Inc.	116,466	1,022,571
		39,867,910
Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings, Inc.*(a)	76,500	3,178,575
Kroger Co. (The)	132,200	4,482,902
		7,661,477
Food Products — 3.3%
Conagra Brands, Inc.	82,000	2,928,220
Hain Celestial Group, Inc. (The)*	116,400	3,992,520
Ingredion, Inc.	26,200	1,982,816
J.M. Smucker Co. (The)(a)	23,600	2,726,272
TreeHouse Foods, Inc.*(a)	166,200	6,736,086
Tyson Foods, Inc. (Class A Stock)	57,300	3,408,204
		21,774,118
Gas Utilities — 0.7%
National Fuel Gas Co.	62,500	2,536,875
UGI Corp.	58,723	1,936,685
		4,473,560
Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	74,900	10,196,886
Health Care Providers & Services — 3.9%
Cardinal Health, Inc.	49,400	2,319,330
DaVita, Inc.*(a)	41,800	3,580,170
HCA Healthcare, Inc.	27,000	3,366,360
McKesson Corp.	22,100	3,291,353
MEDNAX, Inc.*(a)	177,600	2,891,328
Molina Healthcare, Inc.*	11,600	2,123,264
Quest Diagnostics, Inc.	14,300	1,637,207
Select Medical Holdings Corp.*	107,700	2,242,314
Tenet Healthcare Corp.*	69,000	1,691,190
Universal Health Services, Inc. (Class B Stock)	22,500	2,407,950
		25,550,466
Hotels, Restaurants & Leisure — 2.5%
Brinker International, Inc.(a)	69,100	2,951,952
MGM Resorts International(a)	286,900	6,240,075
Wyndham Destinations, Inc.	233,600	7,185,536
		16,377,563
Household Durables — 2.3%
D.R. Horton, Inc.	47,300	3,577,299
Ethan Allen Interiors, Inc.	56,239	761,476
Lennar Corp. (Class A Stock)	33,400	2,728,112
PulteGroup, Inc.	82,200	3,805,038

A2

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Whirlpool Corp.(a)	23,000	$4,229,470
		15,101,395
Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	36,500	1,319,110
Independent Power & Renewable Electricity Producers — 2.2%
AES Corp. (The)	352,400	6,381,964
Vistra Corp.	437,100	8,243,706
		14,625,670
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	19,300	2,361,741
Insurance — 4.3%
Aflac, Inc.	68,800	2,500,880
Allstate Corp. (The)	33,100	3,116,034
American Financial Group, Inc.	22,700	1,520,446
American International Group, Inc.	43,700	1,203,061
Assured Guaranty Ltd.	36,900	792,612
Axis Capital Holdings Ltd.	50,800	2,237,232
Everest Re Group Ltd.	9,800	1,935,892
Hanover Insurance Group, Inc. (The)	16,600	1,546,788
Hartford Financial Services Group, Inc. (The)	67,900	2,502,794
Lincoln National Corp.(a)	100,200	3,139,266
Old Republic International Corp.	71,800	1,058,332
Principal Financial Group, Inc.	56,700	2,283,309
Reinsurance Group of America, Inc.	18,900	1,799,091
Universal Insurance Holdings, Inc.	52,154	721,811
Unum Group	98,600	1,659,438
		28,016,986
Internet & Direct Marketing Retail — 0.7%
eBay, Inc.(a)	82,300	4,287,830
IT Services — 2.8%
Alliance Data Systems Corp.	15,000	629,700
Amdocs Ltd.(a)	117,600	6,751,416
Conduent, Inc.*	756,600	2,405,988
DXC Technology Co.	96,400	1,720,740
Perspecta, Inc.	168,800	3,283,160
Science Applications International Corp.(a)	18,800	1,474,296
Western Union Co. (The)	79,500	1,703,685
		17,968,985
Leisure Products — 0.3%
Brunswick Corp.	29,900	1,761,409
Machinery — 3.6%
AGCO Corp.	38,000	2,822,260
Allison Transmission Holdings, Inc.	56,700	1,992,438
Crane Co.	33,743	1,691,537
Cummins, Inc.	18,000	3,800,880
Hillenbrand, Inc.	49,000	1,389,640
Meritor, Inc.*	113,000	2,366,220
Oshkosh Corp.	30,500	2,241,750
Snap-on, Inc.	14,700	2,162,811
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	13,200	$2,141,040
Trinity Industries, Inc.(a)	52,300	1,019,850
Wabash National Corp.(a)	122,500	1,465,100
		23,093,526
Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	61,600	1,522,136
TEGNA, Inc.	128,500	1,509,875
ViacomCBS, Inc. (Class B Stock)(a)	117,017	3,277,646
		6,309,657
Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	24,600	2,510,184
Steel Dynamics, Inc.	70,100	2,006,963
		4,517,147
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
MFA Financial, Inc.	222,200	595,496
PennyMac Mortgage Investment Trust	77,500	1,245,425
Starwood Property Trust, Inc.	306,700	4,628,103
		6,469,024
Multiline Retail — 1.2%
Big Lots, Inc.(a)	39,000	1,739,400
Dillard’s, Inc. (Class A Stock)(a)	18,700	682,924
Dollar Tree, Inc.*	49,300	4,503,062
Kohl’s Corp.	47,900	887,587
		7,812,973
Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	188,300	3,643,605
MDU Resources Group, Inc.	166,000	3,735,000
Public Service Enterprise Group, Inc.	23,200	1,273,912
		8,652,517
Oil, Gas & Consumable Fuels — 3.0%
Arch Resources, Inc.	21,000	892,080
EOG Resources, Inc.	80,600	2,896,764
HollyFrontier Corp.	79,700	1,570,887
Marathon Petroleum Corp.	80,300	2,356,002
ONEOK, Inc.	195,000	5,066,100
Phillips 66	33,400	1,731,456
Valero Energy Corp.	51,200	2,217,984
Williams Cos., Inc. (The)	138,800	2,727,420
		19,458,693
Paper & Forest Products — 0.3%
Boise Cascade Co.	48,600	1,940,112
Personal Products — 0.2%
Edgewell Personal Care Co.*	47,500	1,324,300
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals PLC*	51,375	7,325,561
Lannett Co., Inc.*(a)	29,200	178,412
Mylan NV*(a)	90,200	1,337,666
		8,841,639

A3

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services — 0.3%
ManpowerGroup, Inc.	23,600	$1,730,588
Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.*(a)	224,000	2,508,800
Diodes, Inc.*	38,200	2,156,390
Entegris, Inc.	34,800	2,587,032
NXP Semiconductors NV (Netherlands)	35,600	4,443,236
Skyworks Solutions, Inc.	56,100	8,162,550
		19,858,008
Software — 1.5%
Avaya Holdings Corp.*	87,300	1,326,960
Ebix, Inc.(a)	61,800	1,273,080
Nuance Communications, Inc.*	169,900	5,638,981
Progress Software Corp.	42,500	1,558,900
		9,797,921
Specialty Retail — 2.8%
Aaron’s, Inc.	39,300	2,226,345
Best Buy Co., Inc.	33,300	3,705,957
Chico’s FAS, Inc.(a)	814,300	791,907
Children’s Place, Inc. (The)(a)	101,900	2,888,865
Foot Locker, Inc.	43,500	1,436,805
Group 1 Automotive, Inc.	20,800	1,838,512
ODP Corp. (The)	26,900	523,205
Penske Automotive Group, Inc.	35,700	1,701,462
Rent-A-Center, Inc.	41,000	1,225,490
Sleep Number Corp.*(a)	41,300	2,019,983
		18,358,531
Technology Hardware, Storage & Peripherals — 3.0%
HP, Inc.	216,200	4,105,638
NCR Corp.*	73,300	1,622,862
NetApp, Inc.	48,500	2,126,240
Seagate Technology PLC(a)	116,000	5,715,320
Western Digital Corp.(a)	121,200	4,429,860
Xerox Holdings Corp.	84,000	1,576,680
		19,576,600
Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.(a)	149,400	2,353,050
PVH Corp.	28,600	1,705,704
		4,058,754
Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	138,300	1,225,338
Radian Group, Inc.	86,900	1,269,609
		2,494,947
Tobacco — 0.3%
Universal Corp.	41,200	1,725,456
Trading Companies & Distributors — 2.8%
AerCap Holdings NV (Ireland)*	203,100	5,116,089
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
GMS, Inc.*	72,200	$1,740,020
HD Supply Holdings, Inc.*	154,000	6,350,960
Triton International Ltd. (Bermuda)	54,500	2,216,515
United Rentals, Inc.*(a)	17,400	3,036,300
		18,459,884

Total Long-Term Investments (cost $681,353,636)		640,311,791
Short-Term Investments — 11.6%
Affiliated Mutual Funds — 10.6%
PGIM Core Ultra Short Bond Fund(w)	1,803,122	1,803,122
PGIM Institutional Money Market Fund (cost $67,350,138; includes $67,330,991 of cash collateral for securities on loan)(b)(w)	67,358,691	67,345,220

Total Affiliated Mutual Funds (cost $69,153,260)		69,148,342
Unaffiliated Fund — 1.0%
BlackRock Liquidity FedFund	6,426,970	6,426,970
(cost $6,426,970)

Total Short-Term Investments (cost $75,580,230)		75,575,312

TOTAL INVESTMENTS—110.1% (cost $756,933,866)		715,887,103

Liabilities in excess of other assets — (10.1)%		(65,518,233)

Net Assets — 100.0%		$650,368,870

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,810,258; cash collateral of $67,330,991 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4